RELATED PARTY TRANSACTIONS (Details 1) - Hunter Dickinson Services Inc. - CAD ($)	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Services received from HDSI and as requested by the Company	$ 429,000	$ 290,000
Information technology - infrastructure and support service	21,000	15,000
Office rent	15,000	13,000
Exploration expenses and related reimbursement of third-party expenses incurred on behalf of the Company	72,000	81,000
Total	$ 537,000	$ 399,000